Financial risk management - Credit risk (Details) - CREDIT RISK EXPOSURE - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
CREDIT RISK EXPOSURE
Maximum exposure to credit risk	$ 263.4	$ 107.1
Cash and cash equivalents
CREDIT RISK EXPOSURE
Maximum exposure to credit risk	186.3	83.4
Trade and other receivables
CREDIT RISK EXPOSURE
Maximum exposure to credit risk	$ 77.1	$ 23.7